Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	December 31, 2021	December 31, 2020
	(in thousands)
Opening goodwill	$936,257	$883,170
Current year acquisitions (note 6)	8,120,006	27,191
Prior period acquisition	—	123
Foreign exchange movement	(18,332)	25,773
Closing goodwill	$9,037,931	$936,257